SENIOR UNSECURED DEBENTURES, NET (Details) (CAD)	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 22, 2004 Senior Unsecured Debentures	Dec. 31, 2012 Senior Unsecured Debentures
Senior unsecured debentures
Face amount				265,000,000
Stated interest rate (as a percent)				6.05%
Issued price of debt instrument per $1000 of principal amount				0.99570
Redemption price as a percentage of principal amount					100.00%
Percentage used in computing Canada Yield Price in respect of a Debenture					0.425%
Unamortized expenses				3,100,000
Unamortized discount				1,100,000
Net interest expense
Gross interest cost	16,882,000	17,647,000	19,243,000
Less: interest capitalized	(491,000)	(1,193,000)	(183,000)
Interest expense	16,391,000	16,454,000	19,060,000
Interest income	(520,000)	(705,000)	(307,000)
Interest expense, net	15,871,000	15,749,000	18,753,000
Gross interest cost
Interest on indebtedness initially incurred for a term of more than one year	16,385,000	16,400,000	16,572,000
Other interest	497,000	1,247,000	2,671,000
Gross interest cost	16,882,000	17,647,000	19,243,000
Interest paid in cash	16,700,000	17,600,000	18,000,000